Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 2,148	$ 5,295
Short-term investments	6,516	251
Receivables	36	180
Prepaid and other current assets	161	180
Total current assets	8,861	5,906
Property and equipment, net	1,113	1,553
Notes receivable	29	54
Other assets	553	115
Total assets	10,556	7,628
Current liabilities:
Accounts payable	196	257
Accrued clinical and cost of other studies	247	993
Accrued compensation	195	327
Facility lease exit obligation	120	99
Other accrued liabilities	86	450
Total current liabilities	844	2,126
Deferred rent, non-current	132	99
Facility lease exit obligation, non-current	609	729
Other non-current liabilities	75	75
Note payable and accrued interest	8,207
Total liabilities	9,867	3,029
Commitments and contingencies (Note 8)
Shareholders' equity:
Preferred stock, 5,000,000 shares authorized, none outstanding
Common stock, no par value; authorized shares: 213,527,214 at December 31, 2011 and 2010; issued and outstanding shares: 198,831,216 at December 31, 2011; 172,304,235 at December 31, 2010	363,822	358,424
Accumulated other comprehensive income	1
Accumulated deficit	(363,134)	(353,825)
Total shareholders' equity	689	4,599
Total liabilities and shareholders' equity	$ 10,556	$ 7,628